Trade and other payables	6 Months Ended
Dec. 31, 2025
Trade And Other Payables
Trade and other payables

16.	Trade and other payables

			June 30,
	December 31,	December 31,	2025
	2025	2025	(Audited)
	US$	S$	S$

Trade payables
- third parties	1,142,065	1,468,582	2,056,665
Accruals	1,163,541	1,496,198	1,439,072
GST payables	167,671	215,607	279,638
Other payables
- third parties	384,498	494,426	2,799,410
	2,857,775	3,674,813	6,574,785

Trade payables are non-interest bearing and are normally settled on 30 to 90 days terms (June 30, 2025: 30 to 90 days).

Other payables are non-trade related, unsecured, non-interest bearing, repayable on demand and are to be settled in cash.

Trade and other payables are denominated in Singapore Dollar.

Basel Medical Group Ltd and its Subsidiaries

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

For the financial period ended December 31, 2025